UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Mortgage Opportunities Fund
Class A [PMORX]
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$89	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class A shares of Putnam Mortgage Opportunities Fund returned 7.19%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSA-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class A	7.19	6.11	4.86
Class A (with sales charge)	2.91	5.25	4.44
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class A shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSA-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSA-0726

Putnam Mortgage Opportunities Fund
Class C [PMOZX]
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$166	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class C shares of Putnam Mortgage Opportunities Fund returned 6.26%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSC-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class C	6.26	5.32	4.25
Class C (with sales charge)	5.26	5.32	4.25
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class C shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSC-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSC-0726

Putnam Mortgage Opportunities Fund
Class I [PMOTX]
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.47%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class I shares of Putnam Mortgage Opportunities Fund returned 7.60%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSI-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class I	7.60	6.49	5.26
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSI-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSI-0726

Putnam Mortgage Opportunities Fund
Class R6 [PMOLX]
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$52	0.50%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class R6 shares of Putnam Mortgage Opportunities Fund returned 7.55%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSR6-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class R6	7.55	6.47	5.23
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class R6 shares on 6/1/2020. Returns for periods before 6/1/2020 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSR6-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSR6-0726

Putnam Mortgage Opportunities Fund
Class Y [PMOYX]
Annual Shareholder Report | May 31, 2026

This annual shareholder report contains important information about Putnam Mortgage Opportunities Fund for the period June 1, 2025, to May 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$63	0.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2026, Class Y shares of Putnam Mortgage Opportunities Fund returned 7.34%. The Fund compares its performance to the ICE  BofA U.S. Treasury Bill Index and the Bloomberg U.S. MBS Index, which returned 4.00% and 6.85%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Commercial mortgage-backed securities (CMBS) contributed during the period, particularly cash bond holdings. The outlook for commercial real estate (CRE) has improved, fundamentals have stabilized and supply and demand technicals remained positive.

↑
Non-agency residential mortgage-backed securities (RMBS) also contributed. Homeowner balance sheets remained well positioned, supported by locked in home price appreciation, lower household leverage, and strong underwriting standards.

↑
Prepayment strategies contributed as a whole, driven by tactical mortgage basis positioning as well exposure to interest-only (IO) securities which benefited as prepayment speeds remained below historical averages with many borrowers not having an incentive to refinance.

Top detractors from performance:
↓
Inverse IO securities detracted overall from performance, particularly higher coupon inverse IOs as the rate rally in 2025 increased the likelihood that newer collateral with higher rates would prepay.

Use of derivatives and the impact on performance:
The Fund utilized interest-rate swaps to hedge term structure risk and for yield curve positioning. Options were used to hedge duration and convexity, isolate prepayment risk, and manage downside risks. In addition, commercial real estate derivatives were used to gain exposure to the CMBS sector and hedge credit and market risks. Futures were used for hedging Treasury term structure risk and for yield curve positioning. In aggregate, these derivatives contributed to performance.
Putnam Mortgage Opportunities Fund	PAGE 1	39234-ATSY-0726

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 5/31/2016 — 5/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2026

	1 Year	5 Year	10 Year
Class Y	7.34	6.36	5.13
Bloomberg U.S. Aggregate Index	5.13	0.17	1.70
ICE BofA U.S. Treasury Bill Index	4.00	3.48	2.34
Bloomberg U.S. MBS Index	6.85	0.45	1.44
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 4/7/2015 and began offering Class Y shares on 7/1/2019. Returns for periods before 7/1/2019 are based on the Fund’s Class I performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2026)

Total Net Assets	$479,937,056
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	419
Total Management Fee Paid	$1,876,082
Portfolio Turnover Rate	559%
Putnam Mortgage Opportunities Fund	PAGE 2	39234-ATSY-0726

WHAT DID THE FUND INVEST IN? (as of May 31, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective December 31, 2025, the portfolio managers primarily responsible for the day-to-day management of the Fund are Neil Dhruv, Jatin Misra, PhD, CFA, and Michael V. Salm.
At a meeting on May 21, 2026, the Fund’s Board of Trustees (the “Board”) approved, and recommended that shareholders approve, the conversion of the Fund from a mutual fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the proposed reorganization, if approved by shareholders of the Fund, will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the proposed reorganization is subject to a number of conditions under the Plan, including shareholder approval. Fund shareholders will receive on or around September 3, 2026, a prospectus/proxy statement describing in detail: (i) information about voting on the proposed reorganization, (ii) details regarding the proposed reorganization and the ETF, and (iii) a summary of the Board’s considerations in approving the proposed reorganization. If shareholders of the Fund do not approve the proposed reorganization, the reorganization will not proceed. It is anticipated that the proposed reorganization, if approved by shareholders, would occur in or around the first quarter of 2027.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Mortgage Opportunities Fund	PAGE 3	39234-ATSY-0726

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2025 and May 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $207,926 in May 31, 2025 and $223,576 in May 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2025 and $0 in May 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $36,351 in May 31, 2025 and $36,351 in May 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2025 and $0 in May 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $583,796 in May 31, 2025 and $1,557,011 in May 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Mortgage
Opportunities Fund
Financial Statements and Other Important Information
Annual | May 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 21
Notes to Financial Statements 25
Report of Independent Registered Public Accounting Firm 40
Tax Information 41
Changes In and Disagreements with Accountants 42
Results of Meeting(s) of Shareholders 42
Remuneration Paid to Directors, Officers and Others 42
Board Approval of Management and Subadvisory Agreements 42

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2026 2025 2024 2023 2022
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.92 $8.88 $8.55 $8.90 $9.41
Income from investment operations
a
:
Net investment income
b
......................... 0.42 0.49 0.61 0.53 0.39
Net realized and unrealized gains (losses) ........... 0.20 0.08 0.44 (0.24) (0.33)
Total from investment operations .................... 0.62 0.57 1.05 0.29 0.06
Less distributions from:
Net investment income .......................... (0.43) (0.49) (0.72) (0.59) (0.57)
Net realized gains ............................. — — — (0.05) —
Tax return of capital ............................ — (0.04) — — —
Total distributions ............................... (0.43) (0.53) (0.72) (0.64) (0.57)
Net asset value, end of year ....................... $9.11 $8.92 $8.88 $8.55 $8.90
Total return
c
................................... 7.19% 6.65% 12.91% 3.37% 0.81%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.03% 1.00% 1.07% 1.06% 1.06%
Expenses net of waiver and payments by affiliates
d
...... 0.86% 0.85% 0.86% 0.86% 0.78%
Net investment income ........................... 4.69% 5.53% 7.02% 6.03% 4.28%
Supplemental data
Net assets , end of year (000’s) ..................... $19,797 $22,300 $15,860 $10,291 $3,693
Portfolio turnover rate ............................ 559% 966% 1243% 1412% 1790%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2026 2025 2024 2023 2022
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.94 $8.90 $8.57 $8.92 $9.42
Income from investment operations
a
:
Net investment income
b
......................... 0.35 0.42 0.55 0.47 0.32
Net realized and unrealized gains (losses) ........... 0.21 0.08 0.44 (0.24) (0.32)
Total from investment operations .................... 0.56 0.50 0.99 0.23 —
c
Less distributions from:
Net investment income .......................... (0.37) (0.43) (0.66) (0.53) (0.50)
Net realized gains ............................. — — — (0.05) —
Tax return of capital ............................ — (0.03) — — —
Total distributions ............................... (0.37) (0.46) (0.66) (0.58) (0.50)
Net asset value, end of year ....................... $9.13 $8.94 $8.90 $8.57 $8.92
Total return
d
................................... 6.26% 5.96% 12.06% 2.60% 0.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.79% 1.75% 1.82% 1.81% 1.81%
Expenses net of waiver and payments by affiliates
e
...... 1.61% 1.60% 1.61% 1.61% 1.53%
Net investment income ........................... 3.94% 4.77% 6.26% 5.37% 3.47%
Supplemental data
Net assets , end of year (000’s) ..................... $7,452 $6,910 $2,661 $1,836 $382
Portfolio turnover rate ............................ 559% 966% 1243% 1412% 1790%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2026 2025 2024 2023 2022
Class I
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.94 $8.90 $8.56 $8.91 $9.43
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.52 0.64 0.55 0.41
Net realized and unrealized gains (losses) ........... 0.21 0.09 0.46 (0.23) (0.33)
Total from investment operations .................... 0.66 0.61 1.10 0.32 0.08
Less distributions from:
Net investment income .......................... (0.47) (0.53) (0.76) (0.62) (0.60)
Net realized gains ............................. — — — (0.05) —
Tax return of capital ............................ — (0.04) — — —
Total distributions ............................... (0.47) (0.57) (0.76) (0.67) (0.60)
Net asset value, end of year ....................... $9.13 $8.94 $8.90 $8.56 $8.91
Total return .................................... 7.60% 7.07% 13.45% 3.74% 0.97%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.64% 0.62% 0.68% 0.67% 0.75%
Expenses net of waiver and payments by affiliates
c
...... 0.47% 0.47% 0.47% 0.47% 0.47%
Net investment income ........................... 4.98% 5.90% 7.39% 6.27% 4.55%
Supplemental data
Net assets , end of year (000’s) ..................... $52,073 $109,459 $186,433 $147,651 $141,000
Portfolio turnover rate ............................ 559% 966% 1243% 1412% 1790%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2026 2025 2024 2023 2022
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.94 $8.90 $8.56 $8.91 $9.43
Income from investment operations
a
:
Net investment income
b
......................... 0.45 0.53 0.63 0.55 0.41
Net realized and unrealized gains (losses) ........... 0.21 0.07 0.46 (0.23) (0.33)
Total from investment operations .................... 0.66 0.60 1.09 0.32 0.08
Less distributions from:
Net investment income .......................... (0.46) (0.52) (0.75) (0.62) (0.60)
Net realized gains ............................. — — — (0.05) —
Tax return of capital ............................ — (0.04) — — —
Total distributions ............................... (0.46) (0.56) (0.75) (0.67) (0.60)
Net asset value, end of year ....................... $9.14 $8.94 $8.90 $8.56 $8.91
Total return .................................... 7.55% 7.11% 13.40% 3.70% 0.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.68% 0.66% 0.72% 0.71% 0.79%
Expenses net of waiver and payments by affiliates
c
...... 0.50% 0.51% 0.51% 0.51% 0.51%
Net investment income ........................... 4.96% 5.88% 7.31% 6.30% 4.51%
Supplemental data
Net assets , end of year (000’s) ..................... $21,143 $6,600 $1,366 $3,548 $1,157
Portfolio turnover rate ............................ 559% 966% 1243% 1412% 1790%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2026 2025 2024 2023 2022
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.93 $8.89 $8.55 $8.90 $9.42
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.51 0.63 0.55 0.41
Net realized and unrealized gains (losses) ........... 0.20 0.09 0.46 (0.24) (0.33)
Total from investment operations .................... 0.64 0.60 1.09 0.31 0.08
Less distributions from:
Net investment income .......................... (0.46) (0.52) (0.75) (0.61) (0.60)
Net realized gains ............................. — — — (0.05) —
Tax return of capital ............................ — (0.04) — — —
Total distributions ............................... (0.46) (0.56) (0.75) (0.66) (0.60)
Net asset value, end of year ....................... $9.11 $8.93 $8.89 $8.55 $8.90
Total return .................................... 7.34% 6.93% 13.34% 3.63% 0.96%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.78% 0.75% 0.82% 0.81% 0.81%
Expenses net of waiver and payments by affiliates
c
...... 0.61% 0.60% 0.61% 0.61% 0.53%
Net investment income ........................... 4.92% 5.77% 7.26% 6.29% 4.52%
Supplemental data
Net assets , end of year (000’s) ..................... $379,472 $457,554 $336,895 $197,774 $123,873
Portfolio turnover rate ............................ 559% 966% 1243% 1412% 1790%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments, May 31, 2026
Putnam Mortgage Opportunities Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
U.S. Government and Agency Securities 0.6%
a
U.S. Treasury Notes, 1.625%, 5/15/31 .................................... $ 2,983,400 $ 2,649,050
Total U.S. Government and Agency Securities (Cost $2,649,050) ..................
2,649,050
Asset-Backed Securities 5.4%
Capital Markets 0.1%
b
Merrill Lynch Mortgage Investors Trust , 2006-HE3 , A4 , FRN , 4.199% , ( 1-month SOFR
+ 0.614% ), 6/25/37 ................................................ 747,134 189,077
Financial Services 5.3%
c
Castlelake Aircraft Structured Trust , 2025-2A , A , 144A, 5.465% , 8/15/50 ..........
1,104,461 1,100,888
b
Citigroup Mortgage Loan Trust, Inc. , 2007-AMC3 , A2D , FRN , 4.049% , ( 1-month SOFR
+ 0.464% ), 3/25/37 ................................................ 133,776 117,583
c,d
FIGRE Trust , 2025-HE5 , A , 144A, FRN , 5.285% , 8/25/55 .....................
361,363 360,603
b,c
GS Mortgage-Backed Securities Trust , 2024-HE1 , A1 , 144A, FRN , 5.212% , ( 30-day
SOFR Average + 1.6% ), 8/25/54 ...................................... 2,126,019 2,133,617
GSAA Home Equity Trust ,
b
2006-8, 2A2, FRN, 4.059%, (1-month SOFR + 0.474%), 5/25/36 .............. 74,820 14,825
b
2006-1, A1, FRN, 3.879%, (1-month SOFR + 0.294%), 1/25/36 ............... 963,783 256,499
b
2006-17, A1, FRN, 3.819%, (1-month SOFR + 0.234%), 11/25/36 .............. 8,146,564 1,875,594
2007-2, AF4A, 6.483%, 3/25/37 ....................................... 1,132,731 300,895
c
HTAP Trust , 2024-1 , A , 144A, 7% , 4/25/37 ................................
1,384,403 1,386,038
b,c
J.P. Morgan Mortgage Trust , 2024-HE2 , A1 , 144A, FRN , 4.825% , ( 30-day SOFR
Average + 1.2% ), 10/20/54 ........................................... 507,725 508,485
b
Lehman XS Trust , 2006-17 , 1A4A , FRN , 4.039% , ( 1-month SOFR + 0.454% ), 8/25/46
2,625,156 2,534,029
c
MAST Ltd. , 2026-1A , A , 144A, 5.134% , 2/15/51 .............................
1,929,911 1,894,581
c
New Economy Assets - Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ..
1,431,000 1,204,991
c
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 .................
278,678 275,196
c
PRET LLC ,
2025-NPL9, A1, 144A, 5.391%, 8/25/55 ................................. 2,639,424 2,643,563
2026-NPL3, A1, 144A, 4.968%, 2/25/56 ................................. 1,619,408 1,610,273
c
PRET Trust , 2026-RN1 , A1 , 144A, 5.923% , 6/25/66 ..........................
419,000 418,999
b,c
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.099% , ( 30-day SOFR
Average + 1.45% ), 7/25/54 ........................................... 3,240,332 3,240,880
c
Sabey Data Center Issuer LLC , 2026-1 , A2 , 144A, 5.482% , 1/20/51 ..............
809,000 796,781
c
SF ABS Issuer LLC , 2025-1A , A2 , 144A, 5.377% , 11/25/55 ....................
1,262,000 1,236,267
c,e
Tricolor Auto Securitization Trust , 2024-1A , A , 144A, 6.61% , 10/15/27 ............
647,275 618,666
c
Unlock Hea Trust , 2023-1 , A , 144A, 7% , 10/25/38 ...........................
624,106 626,716
c
VCAT LLC , 2026-NPL1 , A1 , 144A, 5.101% , 1/25/56 ..........................
233,293 232,210
25,388,179
a a a a a
Total Asset-Backed Securities (Cost $25,602,313) ...............................
25,577,256
Commercial Mortgage-Backed Securities 26.3%
Financial Services 26.3%
d
Banc of America Commercial Mortgage Trust , 2015-UBS7 , C , FRN , 4.286% , 9/15/48 .
1,751,000 1,683,077
BANK ,
d
2019-BN19, C, FRN, 4.031%, 8/15/61 .................................. 334,000 249,690
c
2018-BN11, D, 144A, 3%, 3/15/61 ..................................... 1,309,000 1,123,018
d,f
2020-BN30, XA, IO, FRN, 1.247%, 12/15/53 ............................. 17,408,412 767,307
d,f
2024-BNK48, XA, IO, FRN, 1.142%, 10/15/57 ............................ 9,276,458 700,898
d,f
2020-BN26, XA, IO, FRN, 1.189%, 3/15/63 .............................. 13,905,985 448,435
d
BANK5 Trust ,
g
2026-5YR22, C, FRN, 5.962%, 6/15/59 ................................. 937,000 939,316

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
BANK5 Trust, (continued)
f
2024-5YR10, XA, IO, FRN, 1.187%, 10/15/57 ............................. $ 17,623,654 $ 601,467
c
Barclays Commercial Mortgage Trust ,
2019-C4, D, 144A, 3.25%, 8/15/52 ..................................... 1,010,000 664,932
2019-C5, D, 144A, 2.5%, 11/15/52 ..................................... 1,845,754 1,519,782
2019-C4, E, 144A, 3.25%, 8/15/52 ..................................... 793,000 427,881
2019-C5, E, 144A, 2.5%, 11/15/52 ..................................... 1,281,000 971,599
d
2019-C5, F, 144A, FRN, 2.54%, 11/15/52 ................................ 1,881,000 1,102,547
d,f
2019-C5, XF, IO, 144A, FRN, 1.25%, 11/15/52 ............................ 3,894,000 141,561
BBCMS Mortgage Trust ,
d
2026-5C40, C, FRN, 5.813%, 2/15/59 .................................. 1,500,000 1,494,157
c
2026-5C40, E, 144A, 4.25%, 2/15/59 ................................... 1,188,000 831,969
d,f
2024-5C29, XA, IO, FRN, 1.596%, 9/15/57 ............................... 24,922,872 1,125,248
d,f
2025-C32, XA, IO, FRN, 1.117%, 2/15/62 ................................ 12,141,556 937,797
c,d,f
2026-5C40, XE, IO, 144A, FRN, 2.126%, 2/15/59 .......................... 1,188,000 102,036
Benchmark Mortgage Trust ,
d
2018-B1, C, FRN, 4.2%, 1/15/51 ...................................... 608,000 502,644
d
2025-V14, C, FRN, 6.39%, 4/15/57 .................................... 1,500,000 1,536,818
c
2018-B1, D, 144A, 2.75%, 1/15/51 ..................................... 1,021,000 405,668
c,d
2018-B3, D, 144A, FRN, 3.045%, 4/10/51 ............................... 1,729,000 1,154,598
c
2019-B11, D, 144A, 3%, 5/15/52 ...................................... 963,000 509,499
c
2019-B13, D, 144A, 2.5%, 8/15/57 ..................................... 1,295,000 794,258
c
2025-V18, D, 144A, 4.5%, 10/15/58 .................................... 1,436,000 1,217,974
d,f
2024-V11, XA, IO, FRN, 0.56%, 11/15/57 ................................ 38,673,618 697,409
c,d,f
2025-V18, XD, IO, 144A, FRN, 1.949%, 10/15/58 .......................... 5,200,000 386,719
d,f
BMO Mortgage Trust , 2024-5C6 , XA , IO, FRN , 1.353% , 9/15/57 ................
15,362,457 570,239
c,d
BWAY Mortgage Trust , 2022-26BW , F , 144A, FRN , 4.866% , 2/10/44 .............
2,210,000 1,031,496
c
BX Trust ,
b
2026-CLS, A, 144A, FRN, 5.027%, (1-month SOFR + 1.4%), 5/15/43 ........... 1,341,000 1,345,910
d
2025-ARIA, C, 144A, FRN, 5.517%, 12/13/42 ............................. 1,000,000 1,001,445
b
2026-CLS, D, 144A, FRN, 7.077%, (1-month SOFR + 3.45%), 5/15/43 .......... 1,469,000 1,483,074
d
Cantor Commercial Real Estate Lending LP ,
c
2019-CF3, E, 144A, FRN, 2.5%, 1/15/53 ................................ 207,000 130,202
f
2019-CF3, XA, IO, FRN, 0.671%, 1/15/53 ............................... 11,645,932 229,704
CD Mortgage Trust ,
d
2017-CD3, B, FRN, 3.984%, 2/10/50 ................................... 888,000 597,819
d
2017-CD4, B, FRN, 3.947%, 5/10/50 ................................... 1,712,000 1,643,413
d
2017-CD3, C, FRN, 4.56%, 2/10/50 .................................... 615,000 228,761
c
2017-CD3, D, 144A, 3.25%, 2/10/50 .................................... 616,194 36,860
c
2019-CD8, D, 144A, 3%, 8/15/57 ...................................... 507,000 330,717
c,d
CFCRE Commercial Mortgage Trust , 2011-C2 , E , 144A, FRN , 5.249% , 12/15/47 ....
1,801,000 1,694,981
Citigroup Commercial Mortgage Trust ,
d
2014-GC21, C, FRN, 4.78%, 5/10/47 ................................... 169,045 166,777
d
2017-P7, C, FRN, 4.404%, 4/14/50 .................................... 373,000 326,224
d
2015-GC33, C, FRN, 4.336%, 9/10/58 .................................. 1,242,000 1,082,690
c
2014-GC25, D, 144A, 3.548%, 10/10/47 ................................. 239,000 106,374
c,d
2015-GC27, D, 144A, FRN, 4.376%, 2/10/48 ............................. 1,205,349 1,189,316
d
2015-GC31, D, FRN, 3.689%, 6/10/48 .................................. 1,541,000 102,885
2015-GC33, D, 3.172%, 9/10/58 ....................................... 347,000 213,398
c
2015-GC27, E, 144A, 3%, 2/10/48 ..................................... 2,077,000 1,948,137
COMM Mortgage Trust ,
2012-CR4, AM, 3.251%, 10/15/45 ..................................... 2,432,000 2,355,088
2013-CR12, AM, 4.3%, 10/10/46 ...................................... 831,933 798,007
d
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................................. 494,862 488,607

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
COMM Mortgage Trust, (continued)
c
2012-CR4, B, 144A, 3.703%, 10/15/45 .................................. $ 1,072,000 $ 712,880
2014-CR17, B, 4.377%, 5/10/47 ....................................... 490,318 487,958
c,d
2013-CR6, C, 144A, FRN, 3.777%, 3/10/46 .............................. 885,000 861,195
d
2014-CR14, C, FRN, 3.19%, 2/10/47 ................................... 1,154,000 1,131,580
d
2014-CR16, C, FRN, 4.729%, 4/10/47 .................................. 1,226,000 1,205,122
d
2014-CR17, C, FRN, 4.78%, 5/10/47 ................................... 1,493,500 1,457,189
d
2014-UBS3, C, FRN, 4.583%, 6/10/47 .................................. 301,000 279,739
d
2014-UBS4, C, FRN, 4.658%, 8/10/47 .................................. 324,000 249,359
c,d
2012-LC4, D, 144A, FRN, 5.383%, 12/10/44 ............................. 2,406,479 1,946,939
c,d
2013-CR7, D, 144A, FRN, 4.246%, 3/10/46 .............................. 858,459 845,418
c,d
2013-LC13, D, 144A, FRN, 5.37%, 8/10/46 .............................. 266,369 249,505
c,d
2013-CR13, D, 144A, FRN, 4.858%, 11/10/46 ............................ 2,166,346 1,226,672
c,d
2014-CR14, D, 144A, FRN, 3.19%, 2/10/47 .............................. 1,479,000 1,269,943
c,d
2014-CR15, D, 144A, FRN, 3.865%, 2/10/47 ............................. 923,000 852,076
c,d
2014-CR17, D, 144A, FRN, 4.844%, 5/10/47 ............................. 1,247,000 1,104,842
d
2015-CR26, D, FRN, 3.681%, 10/10/48 ................................. 875,000 715,483
c
2017-COR2, D, 144A, 3%, 9/10/50 ..................................... 1,656,000 1,492,221
c
2013-LC6, E, 144A, 3.5%, 1/10/46 ..................................... 460,000 433,675
c,d
2014-CR17, E, 144A, FRN, 4.844%, 5/10/47 ............................. 804,000 592,427
c,d
2015-LC19, E, 144A, FRN, 4.42%, 2/10/48 ............................... 1,070,000 989,194
CSAIL Commercial Mortgage Trust ,
d
2015-C3, C, FRN, 4.198%, 8/15/48 .................................... 1,037,067 1,005,513
d
2015-C2, C, FRN, 4.178%, 6/15/57 .................................... 340,519 326,427
c
2019-C17, D, 144A, 2.5%, 9/15/52 ..................................... 594,000 338,958
d
2015-C2, D, FRN, 4.178%, 6/15/57 .................................... 1,121,000 991,172
GS Mortgage Securities Trust ,
d
2014-GC24, B, FRN, 4.355%, 9/10/47 .................................. 870,390 848,168
c,d
2013-GC13, D, 144A, FRN, 3.854%, 7/10/46 ............................. 739,000 556,615
c,d
2014-GC24, D, 144A, FRN, 4.376%, 9/10/47 ............................. 1,920,000 1,353,600
c,d
2017-GS5, D, 144A, FRN, 3.509%, 3/10/50 .............................. 3,043,000 202,179
c
2019-GC38, D, 144A, 3%, 2/10/52 ..................................... 439,000 378,300
d
J.P. Morgan Chase Commercial Mortgage Securities Trust ,
2013-C10, C, FRN, 4.108%, 12/15/47 .................................. 186,219 180,782
c
2011-C3, D, 144A, FRN, 5.526%, 2/15/46 ............................... 450,000 430,443
c
2012-LC9, D, 144A, FRN, 3.572%, 12/15/47 ............................. 1,799,000 1,757,349
c
2007-CB20, E, 144A, FRN, 9.463%, 2/12/51 ............................. 12,592 17,772
c
2012-C6, G, 144A, FRN, 2.972%, 5/15/45 ............................... 100,000 90,641
d
JPMBB Commercial Mortgage Securities Trust ,
2014-C22, B, FRN, 4.513%, 9/15/47 ................................... 399,000 390,264
2014-C25, B, FRN, 4.347%, 11/15/47 ................................... 1,947,000 1,854,521
2014-C22, C, FRN, 4.513%, 9/15/47 ................................... 354,000 335,895
2013-C12, D, FRN, 3.94%, 7/15/45 .................................... 1,000,000 951,941
c
2014-C18, D, 144A, FRN, 4.509%, 2/15/47 .............................. 1,135,000 1,039,846
c
2014-C23, D, 144A, FRN, 4.022%, 9/15/47 .............................. 2,857,000 2,612,020
c
2014-C25, D, 144A, FRN, 3.904%, 11/15/47 .............................. 1,390,000 648,046
c
2013-C12, E, 144A, FRN, 3.94%, 7/15/45 ............................... 625,000 464,774
c
2013-C14, F, 144A, FRN, 3.598%, 8/15/46 ............................... 402,000 34,131
c,d
JPMCC Commercial Mortgage Securities Trust , 2017-JP7 , D , 144A, FRN , 4.415% ,
9/15/50 ......................................................... 388,000 293,479
JPMDB Commercial Mortgage Securities Trust ,
2017-C5, A4, 3.414%, 3/15/50 ........................................ 502,339 499,458
c,d
2016-C2, D, 144A, FRN, 3.37%, 6/15/49 ................................ 1,101,000 534,604
c,d
MAD Commercial Mortgage Trust , 2025-11MD , D , 144A, FRN , 6.359% , 10/15/42 ...
1,737,000 1,757,475

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust ,
d
2013-C10, B, FRN, 3.95%, 7/15/46 .................................... $ 1,406,174 $ 1,338,450
d
2012-C6, C, FRN, 4.536%, 11/15/45 ................................... 694,593 667,274
d
2013-C9, C, FRN, 3.702%, 5/15/46 .................................... 917,000 849,207
d
2013-C10, C, FRN, 3.95%, 7/15/46 .................................... 1,543,000 1,430,639
d
2015-C22, C, FRN, 3.962%, 4/15/48 ................................... 2,015,000 1,712,740
d
2017-C34, C, FRN, 4.167%, 11/15/52 ................................... 691,000 621,456
c,d
2013-C12, D, 144A, FRN, 4.693%, 10/15/46 ............................. 1,139,000 1,089,653
c
2014-C19, D, 144A, 3.25%, 12/15/47 ................................... 370,833 365,430
c
2015-C26, D, 144A, 3.06%, 10/15/48 ................................... 361,750 347,485
c
2017-C34, D, 144A, 2.7%, 11/15/52 .................................... 663,000 518,120
c,d
2012-C6, E, 144A, FRN, 4.345%, 11/15/45 ............................... 1,303,000 901,181
c,d
2013-C12, E, 144A, FRN, 4.693%, 10/15/46 .............................. 405,000 331,397
c,d
2013-C10, F, 144A, FRN, 3.95%, 7/15/46 ................................ 1,286,000 221,524
c,d
2012-C6, G, 144A, FRN, 4.5%, 11/15/45 ................................ 1,441,000 75,653
c,d
2013-C9, G, 144A, FRN, 3.79%, 5/15/46 ................................ 1,500,000 1,146,522
Morgan Stanley Capital I Trust ,
d
2016-UB11, C, FRN, 3.691%, 8/15/49 .................................. 2,716,000 2,693,640
d
2016-BNK2, C, FRN, 3.877%, 11/15/49 ................................. 571,000 511,985
d
2016-UB12, C, FRN, 4.107%, 12/15/49 ................................. 498,000 395,208
c
2015-UBS8, D, 144A, 3.18%, 12/15/48 .................................. 1,922,000 1,828,273
c
2018-H3, D, 144A, 3%, 7/15/51 ....................................... 1,299,000 1,086,473
c
2018-L1, D, 144A, 3%, 10/15/51 ....................................... 1,715,000 1,429,594
c,d
2011-C3, G, 144A, FRN, 4.927%, 7/15/49 ............................... 753,000 743,786
d
UBS Commercial Mortgage Trust ,
2018-C11, C, FRN, 4.854%, 6/15/51 ................................... 641,000 589,675
c
2017-C1, D, 144A, FRN, 4.837%, 6/15/50 ............................... 1,223,000 1,071,750
c
2018-C11, D, 144A, FRN, 3%, 6/15/51 .................................. 2,195,000 1,461,188
c
2018-C15, D, 144A, FRN, 5.136%, 12/15/51 ............................. 403,000 367,792
c
2012-C1, E, 144A, FRN, 5%, 5/10/45 ................................... 503,044 479,768
Wells Fargo Commercial Mortgage Trust ,
d
2013-LC12, C, FRN, 3.741%, 7/15/46 .................................. 1,288,843 1,224,534
d
2015-C31, C, FRN, 4.762%, 11/15/48 ................................... 6,093 6,008
c,d
2013-LC12, D, 144A, FRN, 3.741%, 7/15/46 ............................. 381,000 258,341
c,d
2014-LC18, D, 144A, FRN, 3.957%, 12/15/47 ............................. 1,981,000 1,911,610
2015-C31, D, 3.852%, 11/15/48 ....................................... 1,488,500 1,351,577
c,d
2016-C34, D, 144A, FRN, 5.267%, 6/15/49 .............................. 1,814,816 1,772,799
c
2017-RB1, D, 144A, 3.401%, 3/15/50 ................................... 1,112,000 501,666
c
2014-LC16, D, 144A, 3.938%, 8/15/50 .................................. 215,448 26,047
c
2019-C50, D, 144A, 3%, 5/15/52 ...................................... 292,000 234,728
c
2020-C55, D, 144A, 2.5%, 2/15/53 ..................................... 919,000 665,871
d
2016-NXS5, D, FRN, 4.821%, 1/15/59 .................................. 371,000 172,515
c
2016-C33, D, 144A, 3.123%, 3/15/59 ................................... 915,381 895,348
c,d
2015-C31, E, 144A, FRN, 4.762%, 11/15/48 .............................. 2,341,500 1,512,585
d,f
2019-C52, XA, IO, FRN, 1.56%, 8/15/52 ................................. 15,930,348 632,419
d,f
2021-C59, XA, IO, FRN, 1.464%, 4/15/54 ................................ 22,973,817 1,189,929
d,f
2026-5C9, XA, IO, FRN, 1.455%, 5/15/59 ................................ 8,926,000 479,735
d
WFRBS Commercial Mortgage Trust ,
2014-C21, B, FRN, 4.213%, 8/15/47 ................................... 2,742,606 2,702,640
2014-C23, B, FRN, 4.265%, 10/15/57 ................................... 1,125,000 1,105,875
2013-C15, C, FRN, 4.149%, 8/15/46 ................................... 1,593,000 1,485,364
2014-C21, C, FRN, 4.234%, 8/15/47 ................................... 816,000 788,197
c
2013-C11, D, 144A, FRN, 4.215%, 3/15/45 ............................... 1,379,099 1,265,027
c
2013-C15, D, 144A, FRN, 4.149%, 8/15/46 .............................. 1,317,468 929,487

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
d
WFRBS Commercial Mortgage Trust, (continued)
c
2011-C4, E, 144A, FRN, 4.984%, 6/15/44 ................................ $ 806,022 $ 773,294
126,299,677
a a a a a
Total Commercial Mortgage-Backed Securities (Cost $129,833,059) ...............
126,299,677
Mortgage-Backed Securities 53.7%
Federal National Mortgage Association (FNMA) Fixed Rate 50.1%
h
Uniform Mortgage-Backed Securities, 2.5%, TBA, 6/25/56 ..................... 2,000,000 1,673,829
h
Uniform Mortgage-Backed Securities, 3%, TBA, 6/25/56 ...................... 6,000,000 5,241,258
h
Uniform Mortgage-Backed Securities, 3.5%, TBA, 6/25/56 ..................... 1,000,000 909,090
h
Uniform Mortgage-Backed Securities, 4.5%, TBA, 6/25/56 ..................... 24,000,000 23,043,263
h
Uniform Mortgage-Backed Securities, 5%, TBA, 6/25/56 ...................... 29,000,000 28,535,279
h
Uniform Mortgage-Backed Securities, 5.5%, TBA, 6/25/56 ..................... 129,500,000 130,091,780
h
Uniform Mortgage-Backed Securities, 6%, TBA, 6/25/56 ...................... 50,000,000 51,061,321
240,555,820
Government National Mortgage Association (GNMA) Fixed Rate 3.6%
h
GNMA II, Single-family, 30 Year, 5%, 6/15/56 ............................... 1,000,000 987,653
h
GNMA II, Single-family, 30 Year, 5.5%, 6/15/56 ............................. 3,000,000 3,018,971
h
GNMA II, Single-family, 30 Year, 6%, 6/15/56 ............................... 13,000,000 13,246,559
17,253,183
Total Mortgage-Backed Securities (Cost $258,106,816) ...........................
257,809,003
Residential Mortgage-Backed Securities 15.3%
Financial Services 15.3%
c
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................................ 608,436 607,046
2024-NQM1, A1, 144A, 6.195%, 2/25/69 ................................ 1,243,121 1,248,721
2023-NQM4, A2, 144A, 7.826%, 9/25/68 ................................ 2,006,184 2,018,752
Alternative Loan Trust ,
2006-43CB, 1A10, 6%, 2/25/37 ....................................... 3,383,745 1,683,282
b
2006-OA10, 3A1, FRN, 4.079%, (1-month SOFR + 0.494%), 8/25/46 ........... 150,717 145,936
b
2006-OA10, 4A1, FRN, 4.079%, ( 1-month SOFR + 0.494%), 8/25/46 ........... 176,539 158,345
b
2006-OA19, A1, FRN, 3.897%, (1-month SOFR + 0.294%), 2/20/47 ............ 894,077 733,481
c
Arroyo Mortgage Trust , 2020-1 , M1 , 144A, 4.277% , 3/25/55 ...................
442,000 406,911
Bear Stearns ALT-A Trust ,
b
2005-10, 11A1, FRN, 4.199%, (1-month SOFR + 0.614%), 1/25/36 ............. 66,455 65,332
d
2005-8, 21A1, FRN, 4.885%, 10/25/35 .................................. 199,216 165,667
b
Bear Stearns Mortgage Funding Trust , 2006-AR2 , 2A1 , FRN , 4.159% , ( 1-month SOFR
+ 0.574% ), 9/25/46 ................................................ 1,679,798 1,632,148
c
CAFL Issuer LP , 2025-RRTL1 , M1 , 144A, 8.16% , 5/28/40 .....................
577,000 582,338
c,d
Cascade Funding Mortgage Trust ,
2025-HB16, M2, 144A, FRN, 3%, 3/25/35 ............................... 932,000 901,849
2025-HB16, M3, 144A, FRN, 3%, 3/25/35 ............................... 1,000,000 962,677
b,c
Chase Home Lending Mortgage Trust , 2025-3 , A11 , 144A, FRN , 4.912% , ( 30-day
SOFR Average + 1.3% ), 2/25/56 ...................................... 368,907 368,744
b,c
Chevy Chase Funding LLC , 2006-4A , A2 , 144A, FRN , 3.879% , ( 1-month SOFR +
0.294% ), 11/25/47 ................................................. 654,727 594,017
b
CHL Mortgage Pass-Through Trust , 2006-OA5 , 2A1 , FRN , 4.099% , ( 1-month SOFR +
0.514% ), 4/25/46 .................................................. 25,736 23,261
c,d
CIM Trust , 2024-R1 , A1 , 144A, FRN , 4.75% , 6/25/64 .........................
537,613 528,448
d
CSMC Mortgage-Backed Trust , 2007-1 , 1A3 , FRN , 5.989% , 2/25/37 .............
5,413,870 1,225,074

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c,d
CSMC Trust , 2020-SPT1 , M1 , 144A, FRN , 3.388% , 4/25/65 ...................
$ 392,000 $ 382,180
Deutsche Alt-B Securities Mortgage Loan Trust , 2006-AB4 , A4B , 6.5% , 10/25/36 ....
1,685,982 1,476,615
b
FHLMC STACR Debt Notes , 2017-DNA1 , B2 , FRN , 13.727% , ( 30-day SOFR Average
+ 10.114% ), 7/25/29 ................................................ 515,708 538,269
b,c
FHLMC STACR REMIC Trust ,
2021-DNA3, B2, 144A, FRN, 9.862%, (30-day SOFR Average + 6.25%), 10/25/33 . 2,879,000 3,604,266
2022-HQA1, B2, 144A, FRN, 14.612%, (30-day SOFR Average + 11%), 3/25/42 ... 2,600,000 2,795,855
2020-HQA1, B2, 144A, FRN, 8.827%, (30-day SOFR Average + 5.214%), 1/25/50 . 800,000 881,461
2020-DNA3, B2, 144A, FRN, 13.077%, (30-day SOFR Average + 9.464%), 6/25/50 750,000 950,929
2021-DNA1, B2, 144A, FRN, 8.362%, (30-day SOFR Average + 4.75%), 1/25/51 .. 1,100,000 1,224,945
2022-DNA2, M2, 144A, FRN, 7.362%, (30-day SOFR Average + 3.75%), 2/25/42 .. 1,975,000 2,012,137
2022-HQA1, M2, 144A, FRN, 8.862%, (30-day SOFR Average + 5.25%), 3/25/42 .. 2,759,000 2,843,102
2022-DNA5, M2, 144A, FRN, 10.362%, (30-day SOFR Average + 6.75%), 6/25/42 . 1,471,000 1,558,852
b,c
FHLMC STACR Trust ,
2019-FTR3, B2, 144A, FRN, 8.527%, (30-day SOFR Average + 4.914%), 9/25/47 . 2,655,000 2,915,614
2019-FTR1, B2, 144A, FRN, 12.077%, ( 30-day SOFR Average + 8.464%), 1/25/48 3,900,000 4,604,146
2018-DNA3, B2, 144A, FRN, 11.477%, (30-day SOFR Average + 7.864%), 9/25/48 3,131,000 3,544,343
2018-HQA2, B2, 144A, FRN, 14.727%, (30-day SOFR Average + 11.114%), 10/25/48 3,028,000 3,665,419
2019-DNA1, B2, 144A, FRN, 14.477%, (30-day SOFR Average + 10.864%), 1/25/49 439,000 532,257
2019-HQA3, B2, 144A, FRN, 11.227%, (30-day SOFR Average + 7.614%), 9/25/49 1,000,000 1,124,353
b
FNMA Connecticut Avenue Securities Trust ,
2016-C04, 1B, FRN, 13.977%, (30-day SOFR Average + 10.364%), 1/25/29 ...... 568,923 576,463
2016-C06, 1B, FRN, 12.977%, (30-day SOFR Average + 9.364%), 4/25/29 ....... 1,542,936 1,585,752
c
2023-R08, 1B1, 144A, FRN, 7.162%, (30-day SOFR Average + 3.55%), 10/25/43 .. 1,500,000 1,565,883
c
2022-R06, 1B2, 144A, FRN, 14.212%, (30-day SOFR Average + 10.6%), 5/25/42 .. 500,000 543,601
2016-C07, 2B, FRN, 13.227%, (30-day SOFR Average + 9.614%), 5/25/29 ....... 591,307 612,235
c
2022-R02, 2B1, 144A, FRN, 8.112%, (30-day SOFR Average + 4.5%), 1/25/42 .... 2,146,000 2,191,944
c
2022-R05, 2B1, 144A, FRN, 8.112%, (30-day SOFR Average + 4.5%), 4/25/42 .... 2,540,000 2,616,424
c
2022-R09, 2B1, 144A, FRN, 10.362%, (30-day SOFR Average + 6.75%), 9/25/42 .. 500,000 533,473
c
2023-R03, 2B1, 144A, FRN, 9.962%, (30-day SOFR Average + 6.35%), 4/25/43 ... 850,000 928,100
c
2026-R01, 2M2, 144A, FRN, 4.962%, (30-day SOFR Average + 1.35%), 1/25/46 .. 118,000 118,071
c
GS Mortgage-Backed Securities Trust , 2024-RPL4 , A1 , 144A, 3.9% , 9/25/61 .......
271,022 264,877
b
GSR Mortgage Loan Trust , 2007-OA1 , 2A3A , FRN , 4.009% , ( 1-month SOFR +
0.424% ), 5/25/37 .................................................. 272,967 150,580
b,c
Home Re Ltd. , 2022-1 , B1 , 144A, FRN , 12.612% , ( 30-day SOFR Average + 9% ),
10/25/34 ........................................................ 900,000 979,274
c
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ......................
620,884 625,044
c
Imperial Fund Mortgage Trust ,
2023-NQM1, A1, 144A, 5.941%, 2/25/68 ................................ 722,204 720,816
2022-NQM4, A3, 144A, 6.04%, 6/25/67 ................................. 935,006 931,699
d
IndyMac INDX Mortgage Loan Trust , 2006-AR11 , 2A1 , FRN , 3.869% , 6/25/36 ......
17,589 15,712
b,c
J.P. Morgan Mortgage Trust , 2024-10 , A11 , 144A, FRN , 4.862% , ( 30-day SOFR
Average + 1.25% ), 3/25/55 ........................................... 1,071,505 1,071,889
MFA Trust ,
2024-NPL1, A1, 6.33%, 9/25/54 ....................................... 217,633 218,133
c
2023-NQM3, A1, 144A, 6.617%, 7/25/68 ................................ 382,971 383,377
b,c
Morgan Stanley Re-REMIC Trust , 2010-R4 , 4B , 144A, FRN , 3.307% , ( 1-month SOFR
+ 0.344% ), 2/26/37 ................................................ 273,722 266,012
c
Morgan Stanley Residential Mortgage Loan Trust ,
2024-NQM1, A1, 144A, 6.152%, 12/25/68 ............................... 824,511 828,900
b
2024-3, AF, 144A, FRN, 4.962%, (30-day SOFR Average + 1.35%), 7/25/54 ...... 1,846,721 1,851,218
c
PRET LLC , 2026-NPL1 , A1 , 144A, 5.18% , 1/25/56 ..........................
280,841 278,944
c
PRPM LLC , 2026-1 , A1 , 144A, 5.185% , 2/25/31 ............................
607,140 601,533
c
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........................
632,585 638,443

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c
RCO VIII Mortgage LLC , 2025-3 , A1 , 144A, 6.434% , 5/25/30 ...................
$ 573,920 $ 574,859
c
Saluda Grade Alternative Mortgage Trust , 2024-RTL6 , A1 , 144A, 7.439% , 7/25/30 ...
2,979,000 2,991,439
b
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.059%, (1-month SOFR + 0.474%), 1/25/37 ............ 19,828 18,184
2006-AR7, A1BG, FRN, 3.819%, (1-month SOFR + 0.234%), 8/25/36 ........... 125,656 112,495
b
WaMu Mortgage Pass-Through Certificates Trust , 2005-AR13 , A1C4 , FRN , 4.559% ,
( 1-month SOFR + 0.974% ), 10/25/45 ................................... 26,798 26,001
73,528,147
a a a a a
Total Residential Mortgage-Backed Securities (Cost $69,916,422) .................
73,528,147
Agency Commercial Mortgage-Backed Securities 30.5%
Financial Services 30.5%
f
FHLMC ,
4949, IO, 4%, 1/25/50 .............................................. 9,719,115 2,064,439
5274, IO, 2.5%, 1/25/51 ............................................. 12,379,377 2,095,867
5457, IO, 5%, 10/25/54 ............................................. 12,882,614 2,728,459
b
5410, AS, IO, FRN, 2.138%, (-1 x 30-day SOFR Average + 5.75%), 5/25/54 ...... 28,668,954 1,351,695
5116, BI, IO, 4%, 1/25/50 ............................................ 9,522,713 1,903,690
5529, EI, IO, 4.5%, 11/25/51 ......................................... 4,896,210 1,074,730
5119, IB, IO, 3%, 6/25/41 ............................................ 3,547,277 357,420
5349, IB, IO, 4%, 12/15/46 ........................................... 317,681 66,508
5459, KI, IO, 5%, 7/25/48 ............................................ 12,341,479 1,876,997
5065, MI, IO, 3.5%, 1/25/51 .......................................... 2,608,612 490,322
b
4915, SD, IO, FRN, 2.323%, (-1 x 30-day SOFR Average + 5.936%), 9/25/49 ..... 1,288,671 124,771
b
5558, SG, IO, FRN, 2.788%, (-1 x 30-day SOFR Average + 6.4%), 7/25/55 ....... 30,329,355 2,666,208
5159, TI, IO, 3%, 10/25/51 ........................................... 15,616,629 1,890,952
b
4839, WS, IO, FRN, 2.343%, (-1 x 30-day SOFR Average + 5.986%), 8/15/56 .... 11,571,060 1,455,256
b,c
FHLMC Multi-family Structured Credit Risk Trust ,
2021-MN1, M1, 144A, FRN, 5.612%, ( 30-day SOFR Average + 2%), 1/25/51 ..... 231,421 231,201
2021-MN1, M2, 144A, FRN, 7.362%, (30-day SOFR Average + 3.75%), 1/25/51 ... 1,350,000 1,400,849
2021-MN3, M2, 144A, FRN, 7.612%, (30-day SOFR Average + 4%), 11/25/51 .... 2,059,000 2,132,102
FNMA ,
f
2015-69, IO, 6%, 9/25/45 ............................................ 141,468 28,087
f
2020-50, IO, 4.5%, 3/25/50 .......................................... 5,087,707 1,334,744
f
427, C93, IO, 4.5%, 8/25/42 .......................................... 9,362,320 1,589,351
f
2022-13, CI, IO, 3%, 12/25/51 ........................................ 11,940,067 1,927,372
b
2025-25, FB, FRN, 4.562%, (30-day SOFR Average + 0.95%), 4/25/55 .......... 1,044,005 1,049,508
b
2024-54, FC, FRN, 4.582%, (30-day SOFR Average + 0.97%), 8/25/54 ......... 308,333 310,341
b
2024-82, FE, FRN, 4.562%, (30-day SOFR Average + 0.95%), 11/25/54 ......... 956,115 960,823
f
2020-62, GI, IO, 4%, 6/25/48 ......................................... 10,465,407 2,077,971
f
2021-17, GI, IO, 4%, 2/25/51 ......................................... 1,610,530 341,701
b,f
2012-74, IB, IO, FRN, 2.323%, (-1 x 30-day SOFR Average + 5.936%), 7/25/42 ... 8,600,100 790,163
f
2020-99, IB, IO, 3.5%, 5/25/50 ........................................ 6,956,681 1,228,558
f
2021-3, IB, IO, 2.5%, 2/25/51 ......................................... 9,352,445 1,530,699
f
2021-8, ID, IO, 3.5%, 3/25/51 ......................................... 6,660,954 1,432,816
f
2021-15, JI, IO, 4.5%, 4/25/51 ........................................ 1,923,801 495,910
f
2021-17, KI, IO, 4.5%, 4/25/51 ........................................ 1,982,995 458,022
f
2016-3, NI, IO, 6%, 2/25/46 .......................................... 25,755 3,537
f
2020-98, OI, IO, 4.5%, 1/25/51 ........................................ 7,864,384 2,099,803
f
2021-5, PI, IO, 3.5%, 2/25/51 ......................................... 2,343,296 441,551
b,f
2022-43, SB, IO, FRN, 1.788%, (-1 x 30-day SOFR Average + 5.4%), 7/25/52 .... 11,935,224 628,251
GNMA ,
f
2014-132, IO, 5%, 9/20/44 ........................................... 474,947 92,708
1.6%, 2/20/49 .................................................... 12,605,839 735,660

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
f
2022-139, IO, 4.5%, 9/20/49 ......................................... $ 8,550,846 $ 1,649,293
f
2024-186, IO, 3%, 9/20/51 ........................................... 7,772,739 1,136,526
d,f
2024-32, IO, FRN, 0.699%, 6/16/63 .................................... 15,851,726 814,184
d,f
2016-H24, IO, FRN, 2.036%, 9/20/66 ................................... 85,599 5,069
d,f
2017-H09, IO, FRN, 1.834%, 4/20/67 ................................... 109,614 3,335
d,f
2021-H08, IO, FRN, 1.383%, 1/20/71 ................................... 23,322,318 794,288
f
2021-214, AI, IO, 4%, 12/20/51 ....................................... 11,079,323 2,185,910
d,f
2014-H21, AI, IO, FRN, 2.119%, 10/20/64 ............................... 179,742 9,102
d,f
2015-H04, AI, IO, FRN, 1.944%, 12/20/64 ............................... 554,615 18,918
d,f
2015-H13, AI, IO, FRN, 2.246%, 6/20/65 ................................ 37,423 2,293
d,f
2015-H20, AI, IO, FRN, 1.855%, 8/20/65 ................................ 17,951 689
d,f
2015-H25, AI, IO, FRN, 1.679%, 9/20/65 ................................ 24,932 555
d,f
2016-H15, AI, IO, FRN, 2.574%, 7/20/66 ................................ 2,049,486 102,240
d,f
2016-H19, AI, IO, FRN, 2.573%, 9/20/66 ................................ 889,997 36,178
d,f
2018-H01, AI, IO, FRN, 2.366%, 1/20/68 ................................ 4,502,845 194,253
d,f
2020-H04, AI, IO, FRN, 2.514%, 2/20/70 ................................ 3,819,485 176,330
b,f
2023-56, AS, IO, FRN, 2.535%, (-1 x 30-day SOFR Average + 6.16%), 4/20/53 ... 19,223,329 1,449,124
b,f
2024-4, AS, IO, FRN, 3.325%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 .... 15,297,024 1,480,051
d,f
2015-H23, BI, IO, FRN, 1.763%, 9/20/65 ................................ 11,353 315
d,f
2016-H09, BI, IO, FRN, 1.892%, 4/20/66 ................................ 850,226 35,026
d,f
2017-H02, BI, IO, FRN, 2.293%, 1/20/67 ................................ 463,594 18,750
d,f
2017-H06, BI, IO, FRN, 2.385%, 2/20/67 ................................ 186,049 6,677
d,f
2017-H04, BI, IO, FRN, 2.415%, 2/20/67 ................................ 948,468 41,320
d,f
2018-H05, BI, IO, FRN, 2.386%, 2/20/68 ................................ 566,599 23,091
b,f
2022-125, BS, IO, FRN, 2.425%, (-1 x 30-day SOFR Average + 6.05%), 7/20/52 .. 11,590,455 880,877
f
2021-149, CI, IO, 2.5%, 8/20/51 ....................................... 13,049,666 1,911,321
d,f
2015-H10, CI, IO, FRN, 1.773%, 4/20/65 ................................ 14,146 483
d,f
2015-H20, CI, IO, FRN, 2.585%, 8/20/65 ................................ 232,082 14,334
d,f
2015-H25, CI, IO, FRN, 2.332%, 10/20/65 ............................... 13,889 651
d,f
2016-H24, CI, IO, FRN, 1.672%, 10/20/66 ............................... 604,365 16,448
d,f
2015-H16, DI, IO, FRN, 2.866%, 7/20/65 ................................ 489,633 43,231
d,f
2015-H26, DI, IO, FRN, 2.385%, 10/20/65 ............................... 15,149 795
d,f
2017-H11, DI, IO, FRN, 1.928%, 5/20/67 ................................ 67,280 3,263
d,f
2019-H02, DI, IO, FRN, 2.563%, 11/20/68 ............................... 7,034,528 322,427
b,f
2023-84, DS, IO, FRN, 2.305%, (-1 x 30-day SOFR Average + 5.93%), 6/20/53 ... 15,593,221 1,038,045
f
2021-98, EI, IO, 3%, 6/20/51 ......................................... 3,727,796 563,187
b,f
2024-30, EI, IO, FRN, 2.145%, (-1 x 30-day SOFR Average + 5.77%), 2/20/54 .... 41,551,726 1,891,725
d,f
2015-H26, EI, IO, FRN, 1.704%, 10/20/65 ............................... 31,252 1,131
d,f
2015-H25, EI, IO, FRN, 1.851%, 10/20/65 ............................... 12,266 489
d,f
2016-H27, EI, IO, FRN, 2.078%, 12/20/66 ............................... 5,545,458 235,898
d,f
2019-H07, EI, IO, FRN, 2.355%, 3/20/69 ................................ 8,932,179 380,154
d,f
2022-H01, EI, IO, FRN, 2.669%, 1/20/72 ................................ 2,754,401 127,938
b,f
2023-35, ES, IO, FRN, 2.575%, (-1 x 30-day SOFR Average + 6.2%), 2/20/53 .... 10,843,468 823,956
b,f
2023-173, ES, IO, FRN, 3.325%, (-1 x 30-day SOFR Average + 6.95%), 11/20/53 .. 9,473,532 654,011
b,f
2024-4, ES, IO, FRN, 3.325%, (-1 x 30-day SOFR Average + 6.95%), 1/20/54 .... 19,151,712 1,568,613
b
2025-169, FC, FRN, 4.625%, (30-day SOFR Average + 1%), 10/20/55 .......... 915,929 922,947
f
2015-79, GI, IO, 5%, 10/20/39 ........................................ 33,183 6,590
f
2017-104, GI, IO, 4%, 7/20/47 ........................................ 4,994,186 1,000,566
f
2024-4, GI, IO, 5%, 2/20/53 .......................................... 6,958,391 1,686,306
d,f
2019-H12, GI, IO, FRN, 2.504%, 7/20/69 ................................ 4,398,197 186,110
d,f
2022-H09, GI, IO, FRN, 2.665%, 4/20/72 ................................ 11,652,145 590,728
b,f
2024-4, GS, IO, FRN, 2.075%, (-1 x 30-day SOFR Average + 5.7%), 1/20/54 ..... 15,958,064 946,615
f
2021-191, HI, IO, 3%, 10/20/51 ....................................... 2,479,324 428,268
d,f
2015-H10, HI, IO, FRN, 1.936%, 4/20/65 ................................ 20,458 1,214
d,f
2016-H24, HI, IO, FRN, 2.627%, 9/20/66 ................................ 3,266,934 215,428
b,f
2025-62, HS, IO, FRN, 2.483%, (-1 x 1-month SOFR + 6.086%), 11/20/47 ....... 12,264,014 1,300,633

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
b,f
2023-101, HS, IO, FRN, 2.375%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... $ 16,739,530 $ 1,033,552
b,f
2024-51, HS, IO, FRN, 2.375%, (-1 x 30-day SOFR Average + 6%), 3/20/54 ...... 35,108,184 2,305,217
f
2021-176, IA, IO, 3.5%, 10/20/51 ...................................... 11,501,929 2,078,001
f
2022-160, IB, IO, 4.5%, 2/20/50 ....................................... 15,103,153 3,101,079
d,f
2019-H14, IB, IO, FRN, 2.451%, 8/20/69 ................................ 96,035 3,925
d,f
2023-H16, ID, IO, FRN, 0.366%, 4/20/72 ................................ 15,148,182 504,525
f
2024-4, IG, IO, 5%, 12/20/52 ......................................... 6,868,709 1,271,709
d,f
2022-H09, IG, IO, FRN, 2.482%, 4/20/72 ................................ 8,390,221 403,786
f
2022-213, IH, IO, 6%, 12/20/52 ....................................... 1,873,050 351,918
d,f
2019-H15, IH, IO, FRN, 1.663%, 9/20/69 ................................ 5,656,693 204,976
f
2021-176, IK, IO, 5.5%, 10/20/51 ...................................... 3,845,820 751,086
d,f
2021-H12, IY, IO, FRN, 0.066%, 8/20/71 ................................ 92,558,400 1,661,201
d,f
2017-H16, JI, IO, FRN, 2.174%, 8/20/67 ................................. 140,756 5,717
d,f
2022-H04, JI, IO, FRN, 0.781%, 2/20/72 ................................. 22,366,319 992,778
f
2025-214, KI, IO, 5.5%, 12/20/55 ...................................... 5,836,032 1,270,547
d,f
2016-H04, KI, IO, FRN, 1.733%, 2/20/66 ................................ 2,770,916 67,678
d,f
2016-H11, KI, IO, FRN, 2.12%, 5/20/66 ................................. 18,294,499 764,611
f
2015-105, LI, IO, 5%, 10/20/39 ........................................ 311,185 64,386
f
2016-75, LI, IO, 6%, 1/20/40 ......................................... 15,421 2,102
f
2015-89, LI, IO, 5%, 12/20/44 ......................................... 287,181 49,354
b,f
2024-126, LS, IO, FRN, 3.025%, (-1 x 30-day SOFR Average + 6.65%), 8/20/54 ... 21,039,865 1,514,462
f
2015-53, MI, IO, 4%, 4/16/45 ......................................... 51,336 10,007
f
2020-151, MI, IO, 2.5%, 10/20/50 ...................................... 3,597,963 532,105
f
2021-7, MI, IO, 2.5%, 1/20/51 ......................................... 14,017,602 1,992,320
d,f
2017-H06, MI, IO, FRN, 2.23%, 2/20/67 ................................. 274,648 11,035
d,f
2017-H10, MI, IO, FRN, 1.879%, 4/20/67 ................................ 1,098,619 31,619
d,f
2017-H19, MI, IO, FRN, 2.045%, 4/20/67 ................................ 867,154 30,360
b,f
2020-112, MS, IO, FRN, 2.583%, (-1 x 1-month SOFR + 6.186%), 8/20/50 ....... 5,878,105 725,843
f
2021-97, NI, IO, 2.5%, 8/20/49 ........................................ 12,829,181 1,382,783
d,f
2016-H23, NI, IO, FRN, 2.74%, 10/20/66 ................................ 33,212 1,673
d,f
2017-H08, NI, IO, FRN, 2.195%, 3/20/67 ................................ 85,103 3,130
b,f
2024-4, NS, IO, FRN, 2.125%, (-1 x 30-day SOFR Average + 5.75%), 1/20/54 .... 15,228,441 834,846
f
2020-167, PI, IO, 3.5%, 11/20/50 ...................................... 1,969,956 456,474
f
2025-171, PI, IO, 6%, 10/20/55 ....................................... 4,632,582 975,964
d,f
2016-H18, QI, IO, FRN, 2.792%, 6/20/66 ................................ 268,117 16,046
b,f
2010-26, QS, IO, FRN, 2.533%, (-1 x 1-month SOFR + 6.136%), 2/20/40 ........ 14,409,093 1,348,387
b,f
2024-64, QS, IO, FRN, 2.375%, (-1 x 30-day SOFR Average + 6%), 4/20/54 ...... 41,148,197 2,852,475
b,f
2020-189, S, IO, FRN, 2.333%, (-1 x 1-month SOFR + 5.936%), 12/20/49 ....... 13,397,328 1,341,109
b,f
2024-11, S, IO, FRN, 2.775%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ...... 15,113,942 965,698
b,f
2020-47, SA, IO, FRN, 2.283%, (-1 x 1-month SOFR + 5.886%), 5/20/44 ........ 2,650,520 245,773
b,f
2024-7, SA, IO, FRN, 2.775%, (-1 x 30-day SOFR Average + 6.4%), 1/20/54 ..... 13,857,268 944,366
b,f
2023-13, SB, IO, FRN, 2.625%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 ... 21,132,935 1,558,434
b,f
2023-20, SB, IO, FRN, 3.375%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 17,519,927 1,662,263
b,f
2023-114, SB, IO, FRN, 2.425%, (-1 x 30-day SOFR Average + 6.05%), 8/20/53 ... 34,225,013 2,419,394
b,f
2026-2, SB, IO, FRN, 2.495%, (-1 x 30-day SOFR Average + 6.12%), 1/20/56 .... 27,361,619 2,918,798
b,f
2024-197, SC, IO, FRN, 2.375%, (-1 x 30-day SOFR Average + 6%), 12/20/54 .... 19,262,018 1,360,892
b,f
2019-121, SD, IO, FRN, 2.283%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 2,726,584 288,892
b,f
2025-120, SD, IO, FRN, 2.283%, (-1 x 1-month SOFR + 5.886%), 10/20/49 ...... 26,858,880 2,723,966
b,f
2022-179, SD, IO, FRN, 2.383%, (-1 x 1-month SOFR + 5.986%), 11/20/49 ...... 10,076,346 981,741
b,f
2021-57, SD, IO, FRN, 2.583%, (-1 x 1-month SOFR + 6.186%), 3/20/51 ........ 7,804,428 958,371
b,f
2023-149, SE, IO, FRN, 2.825%, (-1 x 30-day SOFR Average + 6.45%), 9/20/63 .. 17,420,950 1,186,145
b,f
2022-128, SH, IO, FRN, 2.355%, (-1 x 30-day SOFR Average + 5.98%), 7/20/52 .. 22,534,017 1,796,078
b,f
2022-120, SH, IO, FRN, 2.425%, (-1 x 30-day SOFR Average + 6.05%), 7/20/52 .. 34,155,774 2,875,500
b,f
2023-35, SH, IO, FRN, 2.825%, (-1 x 30-day SOFR Average + 6.45%), 2/20/53 ... 10,163,845 848,179
b,f
2011-156, SK, IO, FRN, 2.883%, (-1 x 1-month SOFR + 6.486%), 4/20/38 ....... 20,299 1,987
b,f
2023-103, SK, IO, FRN, 2.375%, (-1 x 30-day SOFR Average + 6%), 7/20/53 ..... 35,131,929 2,139,264

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
GNMA, (continued)
b,f
2023-114, SK, IO, FRN, 2.225%, (-1 x 30-day SOFR Average + 5.85%), 8/20/53 ... $ 31,558,695 $ 1,789,107
b,f
2023-13, SL, IO, FRN, 2.625%, (-1 x 30-day SOFR Average + 6.25%), 1/20/53 .... 13,819,670 1,014,049
b,f
2023-152, SL, IO, FRN, 2.675%, (-1 x 30-day SOFR Average + 6.3%), 10/20/53 ... 18,186,772 1,261,749
b,f
2013-182, SP, IO, FRN, 2.983%, (-1 x 1-month SOFR + 6.586%), 12/20/43 ...... 464,701 57,544
b,f
2022-45, SP, IO, FRN, 2.175%, (-1 x 30-day SOFR Average + 5.8%), 5/20/50 ..... 29,128,241 2,304,848
b,f
2023-20, SP, IO, FRN, 3.375%, (-1 x 30-day SOFR Average + 7%), 2/20/53 ...... 15,405,206 1,289,405
b,f
2023-24, SQ, IO, FRN, 2.625%, (-1 x 30-day SOFR Average + 6.25%), 2/20/53 ... 13,438,033 1,001,365
b,f
2024-30, SU, IO, FRN, 2.225%, (-1 x 30-day SOFR Average + 5.85%), 2/20/54 ... 25,988,629 1,640,997
b,f
2019-96, SY, IO, FRN, 2.383%, (-1 x 1-month SOFR + 5.986%), 8/20/49 ........ 12,278,259 1,351,399
f
2021-29, TI, IO, 2.5%, 2/20/51 ........................................ 19,146,017 3,234,360
f
2020-162, UI, IO, 2.5%, 10/20/50 ...................................... 12,063,770 1,724,333
f
2017-179, WI, IO, 5%, 12/20/47 ....................................... 219,111 50,740
b,f
2024-30, WS, IO, FRN, 2.175%, (-1 x 30-day SOFR Average + 5.8%), 2/20/54 .... 27,899,371 1,405,171
d,f
2015-H16, XI, IO, FRN, 2.598%, 7/20/65 ................................ 1,217,198 72,677
146,439,212
a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $139,284,241) ........
146,439,212
Total Long Term Investments (Cost $625,391,901) ...............................
632,302,345
a
a a a a
Short Term Investments 16.4%
Shares
a
Management Investment Companies 15.5%
i,j
Putnam Short Term Investment Fund, Class P, 3.801% ....................... 74,210,175 74,210,175
Total Management Investment Companies (Cost $74,210,175) ....................
74,210,175
Principal
Amount
U.S. Government and Agency Securities 0.9%
k,l
U.S. Treasury Bills ,
3.55%, 7/16/26 ................................................... 3,300,000 3,285,109
3.67%, 10/22/26 ................................................... 1,300,000 1,281,184
4,566,293
Total U.S. Government and Agency Securities (Cost $4,566,781) ..................
4,566,293
Total Short Term Investments (Cost $78,776,956) ................................
78,776,468
a
Total Investments (Cost $704,168,857) 148.2% ..................................
$711,078,813
TBA Sale Commitments (0.2)% ................................................
(936,398)
Other Assets, less Liabilities (48.0)% ..........................................
(230,205,359)
Net Assets 100.0% ...........................................................
$479,937,056
a a a a a
TBA Sale Commitments (0.2)%
Mortgage-Backed Securities (0.2)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
m
Uniform Mortgage-Backed Securities, TBA, 4%, 6/25/56 ...................... (1,000,000) (936,398)
Total TBA Sale Commitments (Cost $(936,992)) .................................
$(936,398)

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
This security was pledged, or purchased with cash that was pledged, to the Fund for collateral on certain derivative contracts. See Note 1 ( e ).
b
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2026, the aggregate value of these securities was $157,370,252, representing 32.8% of net assets.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
f
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
g
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( c ).
h
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( c ).
i
See Note 3 ( g ) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
k
The rate shown represents the yield at period end.
l
A portion or all of the security has been segregated as collateral for certain derivative contracts and TBA securities. At May 31, 2026, the aggregate value of these securities pledged amounted to $1,779,861, representing 0.4% of net assets.
m
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.
See Note 1 ( c ).

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At May 31, 2026, the Fund had the following forward premium swap options contracts outstanding. See Note 1 ( e ).
At May 31, 2026, the Fund had the following credit default swap contracts outstanding. See Note 1 ( e ).
Forward Premium Swap Option Contracts
Fixed right or obligation to receive or (pay)/
Floating rate index/Maturity date
Counter
par t y
Expiration
date/strike
Notional/
Contract
amount
*
Premium
receivable/
(payable)
Unrealized
appreciation/
(depreciation)
a a a a a
(3.7%)/1-day SOFR/Nov-28/(Purchased) BOFA 11/06/26 / 3.7% 626,037,300 $ 3,255,785 $ 905,734
3.69%/1-day SOFR/Nov-28/(Written) BOFA 11/06/26 / 3.69% 626,037,300 (3,396,252) 1,475,532
3.965%/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (541,261)
(3.965%)/1-day SOFR/Mar-38/(Purchased) DBAB 3/06/28 / 3.965% 20,730,000 1,129,785 (239,424)
(5%)/1-day SOFR/Nov-57/(Purchased) WFLA 11/22/27 / 5% 22,615,300 634,359 (134,219)
Unrealized appreciation 2,381,266
Unrealized (depreciation) (914,904)
Total $1,466,362
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BB.10 (5.00)% Monthly CITI 11/17/59 1,085,000 $ 613,527 $ 464,005 $ 149,522
CMBX.NA.BB.10 (5.00)% Monthly GSCO 11/17/59 836,000 472,728 376,522 96,206
CMBX.NA.BB.10 (5.00)% Monthly MLCO 11/17/59 47,000 26,577 2,674 23,903
CMBX.NA.BB.13 (5.00)% Monthly GSCO 12/16/72 2,750,000 1,101,910 1,034,890 67,020
CMBX.NA.BB.6 . (5.00)% Monthly GSCO 5/11/63 1,693,000 222,857 141,057 81,800
CMBX.NA.BB.8 . (5.00)% Monthly CITI 10/17/57 576,000 218,575 249,406 (30,831)
CMBX.NA.BB.8 . (5.00)% Monthly MSCO 10/17/57 326,000 123,708 143,186 (19,478)
CMBX.
NA.BBB-.10 .. (3.00)% Monthly GSCO 11/17/59 3,233,000 906,900 619,394 287,506
CMBX.
NA.BBB-.11 .. (3.00)% Monthly GSCO 11/18/54 2,375,000 270,849 306,375 (35,526)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly CITI 8/17/61 1,024,000 200,939 290,603 (89,664)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly GSCO 8/17/61 7,038,000 1,381,061 1,660,789 (279,728)
CMBX.
NA.BBB-.12 .. (3.00)% Monthly MSCO 8/17/61 1,069,000 209,769 340,040 (130,271)
CMBX.
NA.BBB-.13 .. (3.00)% Monthly GSCO 12/16/72 4,750,000 1,018,183 995,917 22,266
CMBX.NA.BBB-.8 (3.00)% Monthly MSCO 10/17/57 3,436,000 635,098 707,311 (72,213)
CMBX.NA.BBB-.9 (3.00)% Monthly MSCO 9/17/58 2,375,000 552,439 426,609 125,830
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BB.10 5.00% Monthly JPHQ 11/17/59 289,000 (163,419) (23,189) (140,230)
Non-
Investment
Grade

Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Funds Trust
Schedule of Investments
At May 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Credit Default Swap Contracts
(continued)
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
OTC Swap Contracts (continued)
Contracts to Sell Protection
c,d
(continued)
Traded Index (continued)
CMBX.NA.BB.13 5.00% Monthly CITI 12/16/72 1,293,000 $ (518,098) $ (552,832) $ 34,734
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly CITI 5/11/63 3,724,000 (490,204) (647,506) 157,302
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly JPHQ 5/11/63 1,567,000 (206,270) (806,690) 600,420
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MLCO 5/11/63 200,000 (26,327) (22,364) (3,963)
Non-
Investment
Grade
CMBX.NA.BB.6 . 5.00% Monthly MSCO 5/11/63 1,500,000 (197,451) (199,162) 1,711
Non-
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly CITI 4/17/65 221,000 (40,880) (50,236) 9,356
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly GSCO 4/17/65 114,000 (21,087) (23,410) 2,323
Investment
Grade
CMBX.
NA.BBB-.16 .. 3.00% Monthly MSCO 4/17/65 114,000 (21,088) (25,914) 4,826
Investment
Grade
Total Credit Default Swap Contracts ........................................ $6,270,296 $5,407,475 $862,821
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.3% ..... Annual 3/18/28 872,406,000 $ 9,336,227 $ (752,903) $ 10,089,130
Receive Fixed 3.5% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/28 69,141,100 (509,216) (555,667) 46,451

Putnam Funds Trust
Schedule of Investments
Putnam Mortgage Opportunities Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.45% .. Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/31 615,106,000 $ (11,330,350) $ 227,943 $ (11,558,293)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 6/17/31 630,578,000 9,087,740 7,096,943 1,990,797
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.75% .... Annual 3/18/36 273,291,000 6,202,463 986,913 5,215,550
Receive Fixed 3.8% ... Annual
Pay Floating 1-day
SOFR ............ Annual 6/17/36 183,057,000 (3,662,877) (3,317,040) (345,837)
Receive Fixed 4.1% ... Annual
Pay Floating 1-day
SOFR ............ Annual 3/18/56 57,598,000 (1,479,716) (170,697) (1,309,019)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 6/17/56 38,271,000 1,336,876 1,374,363 (37,487)
Total Interest Rate Swap Contracts ................................. $8,981,147 $ 4,889,855 $4,091,292
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See A bbreviations on page 39 .

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
May 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Mortgage
Opportunities
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $629,958,682
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 74,210,175
Value - Unaffiliated issuers .................................................................. $636,868,638
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 74,210,175
Cash .................................................................................... 10,109,747
Receivables:
Receivable for sales of TBA securities (Note 1 c ) .................................................. 936,992
Capital shares sold ........................................................................ 2,233,171
Dividends and interest ..................................................................... 3,191,749
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 14,817,404
Variation margin on centrally cleared swap contracts ............................................... 98,807
OTC swap contracts (upfront payments) .......................................................... 7,758,778
Unrealized appreciation on forward premium swap option contracts ..................................... 2,381,266
Unrealized appreciation on OTC swap contracts .................................................... 1,664,725
Prepaid expenses .......................................................................... 42,767
Total assets .......................................................................... 754,314,219
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,355,974
Payable for purchases of TBA securities (Note 1 c ) ................................................. 258,154,004
Capital shares redeemed ................................................................... 171,629
Management fees ......................................................................... 145,576
Administrative fees ........................................................................ 928
Distribution fees .......................................................................... 10,402
Transfer agent fees ........................................................................ 94,551
Trustees' fees and expenses ................................................................. 6,746
Deposits from brokers for:
OTC derivative contracts .................................................................. 6,560,699
TBA transactions (Note 1 c ) ................................................................ 10,000
OTC swap contracts (upfront receipts) ........................................................... 2,351,303
Unrealized depreciation on OTC swap contracts .................................................... 801,904
Unrealized depreciation on forward premium swap option contracts ..................................... 914,904
TBA sale commitments, at value (proceeds $936,992) (Note 1c) ........................................ 936,398
Collateral on certain derivative contracts, at value (Note 1 e ) ........................................... 2,649,050
Accrued expenses and other liabilities ........................................................... 213,095
Total liabilities ......................................................................... 274,377,163
Net assets, at value ................................................................. $479,937,056
Net assets consist of:
Paid-in capital ............................................................................. $502,357,552
Total distributable earnings (losses) ............................................................. (22,420,496)
Net assets, at value ................................................................. $479,937,056

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Mortgage
Opportunities
Fund
Class A:
Net assets, at value ....................................................................... $19,796,678
Shares outstanding ........................................................................ 2,172,859
Net asset value per share
a,b
.................................................................. $9.11
Maximum offering price per share (net asset value per share ÷ 96.00%)
b
................................ $9.49
Class C:
Net assets, at value ....................................................................... $7,451,916
Shares outstanding ........................................................................ 815,798
Net asset value and maximum offering price per share
a,b
............................................ $9.13
Class I:
Net assets, at value ....................................................................... $52,073,078
Shares outstanding ........................................................................ 5,705,448
Net asset value and maximum offering price per share
b
............................................. $9.13
Class R6:
Net assets, at value ....................................................................... $21,143,073
Shares outstanding ........................................................................ 2,314,273
Net asset value and maximum offering price per share
b
............................................. $9.14
Class Y:
Net assets, at value ....................................................................... $379,472,311
Shares outstanding ........................................................................ 41,633,584
Net asset value and maximum offering price per share
b
............................................. $9.11
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the year ended May 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Mortgage
Opportunities
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $2,234,141
Interest:
Unaffiliated issuers ........................................................................ 25,540,634
Total investment income ................................................................... 27,774,775
Expenses:
Management fees (Note 3 a ) ................................................................... 2,750,054
Administrative fees (Note 3 b ) .................................................................. 8,944
Distribution fees: (Note 3c )
Class A ................................................................................ 52,099
Class C ................................................................................ 71,089
Transfer agent fees: (Note 3e )
Class A ................................................................................ 30,422
Class C ................................................................................ 10,373
Class I ................................................................................. 7,878
Class R6 ............................................................................... 3,717
Class Y ................................................................................ 563,414
Reports to shareholders fees .................................................................. 82,304
Registration and filing fees .................................................................... 97,714
Professional fees ........................................................................... 225,509
Trustees' fees and expenses (Note 3 f ) ........................................................... 16,948
Other .................................................................................... 9,176
Total expenses ......................................................................... 3,929,641
Expense reductions (Note 4 ) ............................................................... (563)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (873,972)
Net expenses ......................................................................... 3,055,106
Net investment income ................................................................ 24,719,669
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 10,701,791
Forward premium swap option contracts ........................................................ (3,202,811)
Futures contracts ......................................................................... 1,265,392
TBA sale commitments ..................................................................... (321,629)
Swap contracts ........................................................................... (12,545,624)
Net realized gain (loss) .................................................................. (4,102,881)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (3,923,186)
Translation of other assets and liabilities denominated in foreign currencies .............................. (4)
Forward premium swap option contracts ........................................................ 4,307,889
Futures contracts ......................................................................... 736,835
TBA sale commitments ..................................................................... 700,955
Swap contracts ........................................................................... 12,290,048
Net change in unrealized appreciation (depreciation) ............................................ 14,112,537
Net realized and unrealized gain (loss) ............................................................ 10,009,656
Net increase (decrease) in net assets resulting from operations .......................................... $34,729,325

Putnam Funds Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam Mortgage Opportunities Fund
Year Ended
May 31, 2026
Year Ended
May 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $24,719,669 $33,163,455
Net realized gain (loss) ................................................. (4,102,881) (5,420,968)
Net change in unrealized appreciation (depreciation) ........................... 14,112,537 9,340,996
Net increase (decrease) in net assets resulting from operations ................ 34,729,325 37,083,483
Distributions to shareholders:
Class A ............................................................. (1,012,432) (1,213,272)
Class C ............................................................. (288,290) (299,066)
Class I ............................................................. (4,031,893) (6,320,856)
Class R6 ............................................................ (433,709) (359,014)
Class Y ............................................................. (19,486,928) (24,975,186)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (91,933)
Class C ............................................................. — (22,661)
Class I ............................................................. — (478,950)
Class R6 ............................................................ — (27,204)
Class Y ............................................................. — (1,892,443)
Total distributions to shareholders .......................................... (25,253,252) (35,680,585)
Capital share transactions: (Note 2 )
Class A ............................................................. (2,905,882) 6,359,844
Class C ............................................................. 385,821 4,208,715
Class I ............................................................. (58,290,814) (77,076,945)
Class R6 ............................................................ 14,282,316 5,262,818
Class Y ............................................................. (85,833,982) 119,452,571
Total capital share transactions ............................................ (132,362,541) 58,207,003
Net increase (decrease) in net assets ................................... (122,886,468) 59,609,901
Net assets:
Beginning of year ....................................................... 602,823,524 543,213,623
End of year ........................................................... $479,937,056 $602,823,524

Putnam Funds Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
Putnam Mortgage Opportunities Fund
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Mortgage Opportunities Fund (Fund) is included in this
report. The Fund offers five classes of shares: Class A,
Class C, Class I, Class R6 and Class Y. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the  Fund 's significant accounting policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its

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Notes to Financial Statements

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Putnam Mortgage Opportunities Fund
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initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
c. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date. Collateral has been pledged and/or received for open TBA trades.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
d. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
1. Organization and Significant Accounting Policies
(continued)
b. Stripped Securities
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Putnam Mortgage Opportunities Fund
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e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit
default swap is an agreement between the Fund and a
counterparty whereby the buyer of the contract receives
credit protection and the seller of the contract guarantees
the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-
counter market (OTC credit default swaps) or may be
executed in a multilateral trade facility platform, such as
a registered exchange (centrally cleared credit default
swaps). The underlying referenced debt obligation may
be a single issuer of corporate or sovereign debt, a credit
1. Organization and Significant Accounting Policies
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Notes to Financial Statements

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Putnam Mortgage Opportunities Fund
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index, a basket of issuers or indices, or a tranche of a
credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the
buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the
referenced debt obligation, a net settlement amount equal
to the notional amount of the credit default swap less the
recovery value of the referenced debt obligation, or other
agreed upon amount. For centrally cleared credit default
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets and
Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued
daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront
payments and receipts are reflected in the Statement of
Assets and Liabilities and represent compensating factors
between stated terms of the credit default swap agreement
and prevailing market conditions (credit spreads and other
relevant factors). These upfront payments and receipts are
amortized over the term of the contract as a realized gain
or loss in the Statement of Operations. Credit default swap
contracts outstanding at period end, if any, are listed in the
Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to interest rate risk. An
option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When
an option is purchased or written, an amount equal to the
premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition
cost or sales proceeds of the underlying investment is
adjusted by any premium received or paid. Upon expiration
of an option, any premium received or paid is recorded as
a realized gain or loss. Upon closing an option other than
through expiration or exercise, the difference between the
premium received or paid and the cost to close the position
is recorded as a realized gain or loss. Option contracts
outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
See Note 8  regarding other derivative information.
f. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

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Putnam Mortgage Opportunities Fund
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g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
May 31, 2026
Year Ended
May 31, 2025
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 722,329 $6,484,251 1,872,190 $16,632,334
Shares issued in reinvestment of distributions .......... 111,725 995,712 136,581 1,207,400
Shares redeemed ............................... (1,160,851) (10,385,845) (1,295,373) (11,479,890)
Net increase (decrease) .......................... (326,797) $(2,905,882) 713,398 $6,359,844
1. Organization and Significant Accounting Policies
(continued)

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Notes to Financial Statements

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Putnam Mortgage Opportunities Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
May 31, 2026
Year Ended
May 31, 2025
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 209,096 $1,877,175 503,606 $4,476,521
Shares issued in reinvestment of distributions .......... 32,283 288,290 29,918 265,325
Shares redeemed
a
.............................. (198,205) (1,779,644) (59,840) (533,131)
Net increase (decrease) .......................... 43,174 $385,821 473,684 $4,208,715
Class I Shares:
Shares issued in reinvestment of distributions .......... 364,523 $3,259,025 665,976 $5,897,137
Shares redeemed ............................... (6,907,950) (61,549,839) (9,371,859) (82,974,082)
Net increase (decrease) .......................... (6,543,427) $(58,290,814) (8,705,883) $(77,076,945)
Class R6 Shares:
Shares sold ................................... 1,879,315 $17,001,657 2,060,196 $18,332,290
Shares issued in reinvestment of distributions .......... 44,885 401,903 41,035 364,086
Shares redeemed ............................... (347,835) (3,121,244) (1,516,814) (13,433,558)
Net increase (decrease) .......................... 1,576,365 $14,282,316 584,417 $5,262,818
Class Y Shares:
Shares sold ................................... 21,823,872 $195,687,975 37,845,848 $336,564,359
Shares issued in reinvestment of distributions .......... 2,179,945 19,445,975 2,860,910 25,313,366
Shares redeemed ............................... (33,632,758) (300,967,932) (27,361,332) (242,425,154)
Net increase (decrease) .......................... (9,628,941) $(85,833,982) 13,345,426 $119,452,571
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

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Notes to Financial Statements

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Putnam Mortgage Opportunities Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the year ended May 31, 2026, the gross effective investment management fee rate was 0.546% of the Fund’s average daily net assets.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund. Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the
Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
Annualized Fee Rate Net Assets
0.550% of the first $500 million of average net assets
0.500% of the next $500 million of average net assets
0.450% of any excess thereafter
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)

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e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-
defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class I shares paid a monthly fee based on the average net assets of Class I shares at an annual rate of 0.01%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.04%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended May 31, 2026, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $2,413
CDSC retained .............................................................................. $1,446
3. Transactions with Affiliates
(continued)
d. Sales Charges/Underwriting Agreements
(continued)

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Putnam Mortgage Opportunities Fund
(continued)
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through
September 30, 2026, to the extent that total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would exceed an annual rate of 0.46% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Funds' fiscal year end.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended May 31, 2026, the fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2026, the capital loss carryforwards were as follows:
During the year ended May 31, 2026, the Fund utilized $2,257,305 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Mortgage Opportunities Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 3.801% ...... $85,540,476 $355,635,032 $(366,965,333) $— $— $74,210,175 74,210,175 $2,234,141
Total Affiliated Securities ... $85,540,476 $355,635,032 $(366,965,333) $— $— $74,210,175 $2,234,141
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 18,689,103
Long term ................................................................................ 3,667,141
Total capital loss carryforwards ............................................................... $22,356,244
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
The tax character of distributions paid during the years ended May 31, 2026 and 2025 , was as follows:
At May 31, 2026, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2026, aggregated
$4,359,278,077 and $5,020,296,374, respectively.
7. Credit Risk and Defaulted Securities
At May 31, 2026, the Fund had 19.3% of its portfolio invested in high yield securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held a defaulted security and/or other securities for which the income has been deemed uncollectible. At May 31,
2026, the value of this security was $618,666, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The security has been identified in the accompanying Schedule of Investments.
2026 2025
Distributions paid from:
Ordinary income .......................................................... $25,253,252 $33,167,394
Return of capital ........................................................... — 2,513,191
$25,253,252 $35,680,585
Cost of investments .......................................................................... $727,583,080
Unrealized appreciation ........................................................................ $46,606,964
Unrealized depreciation ........................................................................ (47,329,824)
Net unrealized appreciation (depreciation) .......................................................... $(722,860)
Distributable earnings:
Undistributed ordinary income ................................................................... $658,627
5. Income Taxes
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
8. Other Derivative Information
At May 31, 2026, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended May 31, 2026, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended May 31, 2026, the average month end notional amount of futures contracts, swap contracts and options represented $465,921,854, $1,819,236,277 and $878,225,977, respectively.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Putnam Mortgage Opportunities Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 17,341,928
a
Variation margin on centrally
cleared swap contracts
$ 13,250,636
a
Unrealized appreciation on
forward premium swap option
contracts
2,381,266
Unrealized depreciation on
forward premium swap option
contracts
914,904
Credit contracts ............
OTC swap contracts (upfront
payments)
7,758,778
OTC swap contracts (upfront
receipts)
2,351,303
Unrealized appreciation on OTC
swap contracts
1,664,725
Unrealized depreciation on OTC
swap contracts
801,904
Total .................... $29,146,697 $17,318,747
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Mortgage Opportunities Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $1,265,392 Futures contracts $736,835
Swap contracts (12,083,767) Swap contracts 11,997,264
Forward premium swap option
contracts (3,202,811)
Forward premium swap option
contracts 4,307,889
Credit contracts ...............
Swap contracts (461,857) Swap contracts 292,784
Total ....................... $(14,483,043) $17,334,772

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
At May 31, 2026, the Fund's OTC derivative assets and liabilities are as follows:
At May 31, 2026, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Putnam Mortgage Opportunities Fund
Forward Premium Swap Option Contracts ................... $ 2,381,266 $ 914,904
Swap Contracts ....................................... 9,423,503 3,153,207
Total ............................................. $11,804,769 $4,068,111
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
a,b
Cash
Collateral
Received
b
Net Amount
(Not less
than zero)
Putnam Mortgage Opportunities Fund
Counterparty
BOFA .................... $ 2,381,266 $ — $ (2,381,266) $ — $ —
CITI ..................... 1,354,928 (1,354,928) — — —
DBAB ................... — — — — —
GSCO ................... 5,692,065 (338,664) — (5,191,699) 161,702
JPHQ ................... 600,420 (600,420) — — —
MLCO ................... 26,577 (26,327) — — 250
MSCO ................... 1,749,513 (447,038) — (1,150,000) 152,475
WFLA ................... — — — — —
Total ................... $11,804,769 $(2,767,377) $(2,381,266) $(6,341,699) $314,427
$ 1
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
At May 31, 2026, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 39 .
9. Upcoming Reorganization
On May 21, 2026, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the first quarter of 2027, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers,
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
b,c
Cash
Collateral
Pledged
Net Amount
(Not less
than zero)
Putnam Mortgage Opportunities Fund
Counterparty
BOFA .................... $ — $ — $ — $ — $ —
CITI ..................... 1,371,069 (1,354,928) — — 16,141
DBAB ................... 780,685 — (664,986) — 115,699
GSCO ................... 338,664 (338,664) — — —
JPHQ ................... 970,109 (600,420) (282,719) — 86,970
MLCO ................... 26,327 (26,327) — — —
MSCO ................... 447,038 (447,038) — — —
WFLA ................... 134,219 — (134,219) — —
Total ................... $4,068,111 $(2,767,377) $(1,081,924) $— $218,810
a
At May 31, 2026, the Fund received U.S Treasury Bills, Bonds and Notes as collateral for derivatives.
b
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
c
See the accompanying Schedule of Investments for securities pledged as collateral for derivatives.
8. Other Derivative Information
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended May 31, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... $ — $ 2,649,050 $ — $ 2,649,050
Asset-Backed Securities ................... — 25,577,256 — 25,577,256
Commercial Mortgage-Backed Securities ...... — 126,299,677 — 126,299,677
Mortgage-Backed Securities ................ — 257,809,003 — 257,809,003
Residential Mortgage-Backed Securities ....... — 73,528,147 — 73,528,147
Agency Commercial Mortgage-Backed Securities — 146,439,212 — 146,439,212
Short Term Investments ................... 74,210,175 4,566,293 — 78,776,468
Total Investments in Securities ........... $74,210,175 $636,868,638 $— $711,078,813
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $2,381,266 $— $2,381,266
Swap Contracts ......................... — 19,006,653 — 19,006,653
Total Other Financial Instruments ......... $— $21,387,919 $— $21,387,919
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 936,398 $ — $ 936,398
Forward Premium Swap Option Contracts ...... — 914,904 — 914,904
Swap Contracts ......................... — 14,052,540 — 14,052,540
Total Other Financial Instruments ......... $— $15,903,842 $— $15,903,842
a
For detailed categories, see the accompanying Schedule of Investments.
10. Credit Facility
(continued)

Putnam Funds Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
(continued)
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Subsequent to the year ended May 31, 2026, shareholder redemptions from Class I Shares exceeded 50% of Class I net assets as of May 31, 2026.
Abbreviations
Counterparty
BOFA
Bank of America NA
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MLCO
Merrill Lynch International & Co.
MSCO
Morgan Stanley
WFLA
Wells Fargo Bank National Association Index
Index
CMBX.NA
CMBX North America Index
Selected Portfolio
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.63%
including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended May 31, 2026, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Mortgage Opportunities Fund
Assets:
Investments in Securities:
a
U.S. Government and Agency Securities ....... $ — $ 2,649,050 $ — $ 2,649,050
Asset-Backed Securities ................... — 25,577,256 — 25,577,256
Commercial Mortgage-Backed Securities ...... — 126,299,677 — 126,299,677
Mortgage-Backed Securities ................ — 257,809,003 — 257,809,003
Residential Mortgage-Backed Securities ....... — 73,528,147 — 73,528,147
Agency Commercial Mortgage-Backed Securities — 146,439,212 — 146,439,212
Short Term Investments ................... 74,210,175 4,566,293 — 78,776,468
Total Investments in Securities ........... $74,210,175 $636,868,638 $— $711,078,813
Other Financial Instruments:
Forward Premium Swap Option Contracts ..... $— $2,381,266 $— $2,381,266
Swap Contracts ......................... — 19,006,653 — 19,006,653
Total Other Financial Instruments ......... $— $21,387,919 $— $21,387,919
– – – –
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 936,398 $ — $ 936,398
Forward Premium Swap Option Contracts ...... — 914,904 — 914,904
Swap Contracts ......................... — 14,052,540 — 14,052,540
Total Other Financial Instruments ......... $— $15,903,842 $— $15,903,842
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Funds Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Putnam Funds Trust and Shareholders of Putnam Mortgage Opportunities Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Mortgage Opportunities Fund (one of the funds constituting Putnam Funds Trust, referred to hereafter as the “Fund”) as of
May 31, 2026, the related statement of operations for the year ended May 31, 2026, the statement of changes in net assets for each of the two years in the period ended May 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2026 and the financial highlights for each of the five years in the period ended May 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Funds Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Putnam Mortgage Opportunities Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Section 163(j) Interest Earned §163(j) $25,653,169
Interest Earned from Federal Obligations Note (1) $309,832

Putnam Funds Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund's investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39234-AFSOI 07/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 29, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 29, 2026